Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowing costs [abstract]
Interest expense	$ 110.2	$ 95.9
Accretion expense - gold prepayment	3.2	15.9
Repurchase option fee	0.0	32.7
Credit Facility fees	4.0	6.2
Prepayment premium on second lien term loan	16.0	0.0
Accretion expense - asset retirement obligations	5.3	5.7
Other finance costs	8.9	12.9
Finance Costs Before Borrowing Costs Attributable to Qualifying Assets	147.6	169.3
Borrowing costs attributable to qualifying assets	(35.4)	(98.5)
Finance costs	112.2	70.8
Interest paid	$ 99.2	$ 91.6